United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 09/30/2005

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500
         Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     November 8, 2005

Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 62
Form 13F Information Table Entry Total: 221,595
                                        (Thousands)

Form 13F Information Table
				TITLE OF  		VALUE	 SHARES/ 	SH/PT/	INVSTMT	OTHER AUTHORITY
NAME OF ISSUER			CLASS	 CUSIP	 	(x$1000) PRN AMT 	PR CALL	DSCRETN	MNGS   NONE
A F L A C Inc.			com	001055 10 2	 5,489 	 121,164 	sh	sole	none	x
Abbott Laboratories		com	002824 10 0	 423 	 9,985 		sh	sole	none	x
Acco Brands			com	0081T  10 8	 343 	 12,146 	sh	sole	none	x
Alberto Culver 			com	013068 10 1	 3,032 	 67,753 	sh	sole	none	x
American Intl Group		com	026874 10 7	 3,210 	 51,812 	sh	sole	none	x
Anheuser Busch Co. Inc.		com	035229 10 3	 4,375 	 101,639 	sh	sole	none	x
Aqua America			com	03836w 10 3	 1,134 	 29,817 	sh	sole	none	x
Artesian Resources Corp.	cl a	043113 20 8	 1,006 	 33,011 	sh	sole	none	x
Automatic Data Processing	com	053015 10 3	 5,316 	 123,520 	sh	sole	none	x
Avon Products			com	054303 10 2	 1,898 	 70,298 	sh	sole	none	x
BP plc			sponsored ADR	055622 10 4	 1,777 	 25,076 	sh	sole	none	x
BellSouth Corp.			com	079860 10 2	 216 	 8,207 		sh	sole	none	x
Berkshire Hathaway 	Class B	cl b	084670 20 7	 1,338 	 490 		sh	sole	none	x
Black & Decker Corp		com	091797 10 0	 7,120 	 86,729 	sh	sole	none	x
Boeing Co.			com	097023 10 5	 6,737 	 99,150 	sh	sole	none	x
Bristol Myers Squibb Co.	com	110122 10 8	 1,126 	 46,804 	sh	sole	none	x
Campbell Soup			com	134429 10 9	 894 	 30,050 	sh	sole	none	x
Colgate Palmolive		com	194162 10 3	 4,532 	 85,842 	sh	sole	none	x
Cooper Cos Inc.			cl a	216648 40 2	 5,975 	 86,420 	sh	sole	none	x
D.R. Horton Inc.		com	23331A 10 9 	 4,545 	 125,480 	sh	sole	none	x
Dean Foods Company		com	242370 10 4	 4,594 	 118,214 	sh	sole	none	x
Diebold Inc.			com	253651 10 3	 1,089 	 31,616 	sh	sole	none	x
DuPont				com	263534 10 9	 4,675 	 119,361 	sh	sole	none	x
Enerplus Resources Fund	Unit TR G New	29274D 60 4	 5,154 	 109,194 	sh	sole	none	x
Exxon Mobil Corp.		com	30231G 10 2	 9,334 	 146,904 	sh	sole	none	x
FedEx Corporation		com	31428X 10 6	 8,012 	 91,960 	sh	sole	none	x
First American Corp		com	318522 30 7	 6,345 	 138,921 	sh	sole	none	x
Fortune Brands Inc.		com	349631 10 1	 4,255 	 52,323 	sh	sole	none	x
General Electric Co.		com	369604 10 3	 7,305 	 216,973 	sh	sole	none	x
General Growth Pptys		com	370021 10 7	 7,073 	 157,425 	sh	sole	none	x
Gillette Co.			com	375766 10 2	 1,771 	 30,438 	sh	sole	none	x
GlaxoSmithKline ADR	sponsored ADR	37733W 10 5	 5,869 	 114,441 	sh	sole	none	x
Green Mountain Power Corp.	com	393154 10 9	 2,693 	 81,775 	sh	sole	none	x
H&R Block			com	093671 10 5	 2,264 	 94,430 	sh	sole	none	x
Heinz (H.J.)			com	423074 10 3	 5,100 	 139,580 	sh	sole	none	x
Home Depot, Inc.		com	437076 10 2	 4,907 	 128,651 	sh	sole	none	x
Intel Corporation		com	458140 10 0	 1,071 	 43,468 	sh	sole	none	x
International Business Machine	com	459200 10 1	 6,814 	 84,939 	sh	sole	none	x
J P Morgan Chase & Co.		com	46625h 10 0	 3,774 	 111,228 	sh	sole	none	x
Johnson & Johnson, Inc.		com	478160 10 4	 6,844 	 108,157 	sh	sole	none	x
Keyspan Energy			com	49337w 10 0    	 793 	 21,570 	sh	sole	none	x
Mc Donalds Corp.		com	580135 10 1	 2,353 	 70,251 	sh	sole	none	x
Medtronics			com	585055 10 6	 3,424 	 63,861 	sh	sole	none	x
Merck & Co.			com	589331 10 7	 343 	 12,623 	sh	sole	none	x
Microsoft			com	594918 10 4	 5,198 	 202,036 	sh	sole	none	x
Pepsico				com	713448 10 8	 4,212 	 74,266 	sh	sole	none	x
Pfizer				com	717081 10 3	 4,104 	 164,371 	sh	sole	none	x
Proctor & Gamble		com	742718 10 9	 1,758 	 29,566 	sh	sole	none	x
RPM Inc.			com	749685 10 3	 4,586 	 249,260 	sh	sole	none	x
Royal Dutch Petroleum	  ny reg EUR.56	780257 80 4	 678 	 10,325 	sh	sole	none	x
SBC Communications Inc.		com	78387G 10 3	 341 	 14,245 	sh	sole	none	x
South Jersey Industries		com	838518 10 8	 4,046 	 138,860 	sh	sole	none	x
Southern Company		com	842587 10 7	 3,769 	 105,387 	sh	sole	none	x
Spectrum Brands			com	84762l 10 5	 1,098 	 46,615 	sh	sole	none	x
iShares Treasury Bonds		com	464287 45 7	 290 	 3,595 		sh	sole	none	x
UGI Corp			com	902681 10 5	 2,539 	 90,197 	sh	sole	none	x
United Mobile Homes Inc.	com	911024 10 7	 2,057 	 129,725 	sh	sole	none	x
Valley National Bancorp		com	919794 10 7	 2,968 	 129,621 	sh	sole	none	x
Verizon Communications		com	92343V 10 4	 4,447 	 136,050 	sh	sole	none	x
Viacom Inc. - Class B		cl b	925524 30 8	 5,034 	 152,511 	sh	sole	none	x
Washington Mutual Inc.		com	939322 10 3	 3,854 	 98,274 	sh	sole	none	x
Washington Real Estate      sh ben int	939653 10 1	 4,269 	 137,226 	sh	sole	none	x